Income Taxes - Schedule of Income Tax Credit (Expense) (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Operating losses	$ 11,023	$ 11,975	$ 14,525	$ 16,834	$ 10,583
Property, plant and equipment	0	0	0	61	21
Total deferred tax assets	11,023	11,975	14,525	16,895	10,604
Less: valuation allowance	(8,909)	(10,937)	(14,156)	(16,867)	(6,450)	$ (8,437)	$ (9,307)
Net deferred tax assets	$ 2,114	$ 1,038	$ 369	$ 28	$ 4,154